Convertible notes receivable	12 Months Ended
May 31, 2020
Convertible notes receivable
Convertible notes receivable
11.	Convertible notes receivable

	May 31, 2020	May 31, 2019
HydRx Farms Ltd. (d/b/a Scientus Pharma)	$6,000	$11,500
Fire & Flower Inc.	—	11,166
10330698 Canada Ltd. (d/b/a Starbuds)	4,728	5,204
High Tide Inc.	3,898	4,360

	14,626	32,230
Deduct - current portion	(14,626)	(11,500)

	$—	$20,730

HydRx Farms Ltd. (d/b/a Scientus Pharma)
On August 14, 2017, Aphria purchased $11,500 in secured convertible debentures of Scientus Pharma (“SP”). The convertible debentures bore interest at 8%, paid semi-annually, matured in two years and included the right to convert the debentures into common shares of SP at $2.75 per common share at any time before maturity. The Company agreed with SP to extend the due date to January 16, 2020. The Company maintains a first security position on all of SP’s assets. At year-end,
the convertible debentures remain unpaid as the Company is in the process of enforcing its security against the assets of SP.
As at May 31, 2020, the fair value of the Company’s secured convertible debentures was $6,000 (May 31, 2019 - $11,500), which resulted in a fair value loss for the year ended May 31, 2020 of $(5,500) (2019 - $(4,629)). The Company determined the fair value based on expected net realizable value of the securitized assets available for realization.
Fire & Flower Inc.
On July 26, 2018, Aphria purchased $10,000 in unsecured convertible debentures of Fire & Flower Inc. (“F&F”). The convertible debentures bore interest at 8% per annum compounded, accrued and paid semi-annually in arrears. The debentures were to mature on July 31, 2020, at which point, they were to automatically convert into common shares of F&F at the lower of $1.15 and the share price on July 31, 2020. The debentures may also have been converted into a loan on July 31, 2020 bearing interest at 12%, at the holder’s option.
During the year the company converted the convertible notes receivable into 8,695,651 common shares of F&F (Note 13). The fair value of the unsecured convertible debentures was $10,112 prior to conversion (May 31, 2019 - $11,166), which resulted in a fair value loss for the year ended May 31, 2020 of $(1,054) (2019 - $(1,166)).
10330698 Canada Ltd. (d/b/a Starbuds)
On December 28, 2018, Aphria purchased $5,000 in secured convertible debentures of Starbuds. The convertible debentures bear interest at 8.5% per annum accruing daily due until maturity on December 28, 2020. The debentures are secured against the assets of Starbuds. The debentures and any accrued and unpaid interest are convertible into common shares for $0.50 per common share and mature on December 28, 2020.

As at May 31, 2020, the fair value of the Company’s secured convertible debentures was $4,728 (May 31, 2019 - $5,204), which includes $216 (May 31, 2019 - $nil) of accrued interest. The remaining decrease resulted in a fair value loss for the year ended May 31, 2020 of $(692) (2019 - $(204)).
High Tide Inc.
On April 10, 2019, Aphria purchased $4,500 in unsecured convertible debentures of High Tide Inc. (“High Tide”). The convertible debentures bear interest at 10% per annum, payable annually up front in common shares of High Tide based on the
10-day
volume weighted average price (the “Debentures”). The debentures mature on April 10, 2021 and are convertible into common shares of High Tide at a price of $0.75 at the option of the holder. In addition to the debentures, the Company received 6,000,000 warrants in High Tide as part of the purchase of the unsecured convertible debentures (Note 13).
During the year, the Company agreed to settle $367 required payment of the convertible note receivable against other transactions with High Tide.
As at May 31, 2020, the fair value of the unsecured convertible debentures was $3,898 (May 31, 2019 -$4,360), which resulted in a fair value loss for the three and tw
elve
months ended May 31, 2020 of $(95) (2019 - $(140)).
Convertible notes receivable
During the year ended May 31, 2020, the Company purchased a total of $nil (2019 - $19,500) in convertible notes. The unrealized loss on convertible notes receivable recognized in the results of operations amounts to $(7,341) for the year ended May 31, 2020 (2019 - $(3,399)).
The fair value was determined using the Black-Scholes option pricing model using the following assumptions: the risk-free rate of 1.25%; expected life of the convertible note; volatility of 70% based on comparable companies; forfeiture rate of nil; dividend yield of nil; and, the exercise price of the respective conversion feature.